Other income	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Other income

5. Other income

There was less than $0.1m of other income from continuing operations in the six months ended December 31, 2023. Other income from continuing operations of $0.3 million in the six months ended December 31, 2023, includes $0.3 million of research and development grants which were received for the Electric Vehicles division.

6.	Other income

The Australian government’s Jobkeeper allowance helped keep Australian citizens in jobs and supported businesses affected by the significant economic impact of the COVID-19 pandemic. The allowance is included in other income and recognized in the period that the related costs, for which it is intended to compensate, are expensed. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. This also includes a previous year deposit which was refunded in March 2023.